Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550	56.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63000%	May 15, 2017
Class A-2a Notes	$275,000,000.00	1.080%	March 15, 2019
Class A-2b Notes	$185,200,000.00	1.549%	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.330%	October 15, 2020
Class A-4 Notes	$120,480,000.00	1.520%	August 15, 2021
Class B Notes	$39,510,000.00	1.850%	September 15, 2021
Class C Notes	$26,340,000.00	2.140%	October 15, 2022
Total	$1,316,830,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,776,932.06

Principal:
Principal Collections	$20,794,888.95
Prepayments in Full	$9,946,756.26
Liquidation Proceeds	$450,147.59
Recoveries	$26,100.01
Sub Total	$31,217,892.81
Collections	$32,994,824.87

Purchase Amounts:
Purchase Amounts Related to Principal	$461,838.91
Purchase Amounts Related to Interest	$1,822.61
Sub Total	$463,661.52

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,458,486.39

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	19
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,458,486.39
Servicing Fee	$622,537.36	$622,537.36	$0.00	$0.00	$32,835,949.03
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,835,949.03
Interest - Class A-2a Notes	$52,209.42	$52,209.42	$0.00	$0.00	$32,783,739.61
Interest - Class A-2b Notes	$50,425.94	$50,425.94	$0.00	$0.00	$32,733,313.67
Interest - Class A-3 Notes	$423,383.33	$423,383.33	$0.00	$0.00	$32,309,930.34
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$32,157,322.34
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,157,322.34
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$32,096,411.09
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,096,411.09
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$32,049,438.09
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,049,438.09
Regular Principal Payment	$29,305,366.39	$29,305,366.39	$0.00	$0.00	$2,744,071.70
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,744,071.70
Residual Released to Depositor	$0.00	$2,744,071.70	$0.00	$0.00	$0.00
Total		$33,458,486.39

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,305,366.39
Total					$29,305,366.39
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$17,511,898.65	$63.68	$52,209.42	$0.19	$17,564,108.07	$63.87
Class A-2b Notes	$11,793,467.74	$63.68	$50,425.94	$0.27	$11,843,893.68	$63.95
Class A-3 Notes	$0.00	$0.00	$423,383.33	$1.11	$423,383.33	$1.11
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$29,305,366.39	$22.25	$786,510.94	$0.60	$30,091,877.33	$22.85

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$58,010,471.80	0.2109472	$40,498,573.15	0.1472675
Class A-2b Notes	$39,067,415.91	0.2109472	$27,273,948.17	0.1472675
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$665,407,887.71	0.5053104	$636,102,521.32	0.4830559

Pool Information
Weighted Average APR	2.855%	2.846%
Weighted Average Remaining Term	41.32	40.48
Number of Receivables Outstanding	40,997	40,228
Pool Balance	$747,044,830.84	$714,902,046.04
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$695,848,551.24	$666,061,043.08
Pool Factor	0.5259774	0.5033464

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$10,723,530.69
Yield Supplement Overcollateralization Amount	$48,841,002.96
Targeted Overcollateralization Amount	$78,799,524.72
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$78,799,524.72

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	19
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		80	$489,153.09
(Recoveries)		78	$26,100.01
Net Loss for Current Collection Period			$463,053.08
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7438%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7031%
Second Prior Collection Period			0.7109%
Prior Collection Period			0.7725%
Current Collection Period			0.7602%
Four Month Average (Current and Prior Three Collection Periods)			0.7367%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,821	$8,101,226.99
(Cumulative Recoveries)			$672,641.62
Cumulative Net Loss for All Collection Periods			$7,428,585.37
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5230%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,448.78
Average Net Loss for Receivables that have experienced a Realized Loss			$4,079.40

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.32%	442	$9,430,553.60
61-90 Days Delinquent	0.17%	53	$1,240,317.85
91-120 Days Delinquent	0.02%	6	$108,073.97
Over 120 Days Delinquent	0.07%	22	$473,486.49
Total Delinquent Receivables	1.57%	523	$11,252,431.91

Repossession Inventory:
Repossessed in the Current Collection Period		29	$578,569.58
Total Repossessed Inventory		57	$1,281,237.19

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2177%
Prior Collection Period			0.1903%
Current Collection Period			0.2014%
Three Month Average			0.2031%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2548%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	19

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer